Income Taxes (Tax Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Insurance and employee benefits	$ 928	$ 2,382
Other asset basis differences	798	1,098
Other liability basis differences	1,158	1,403
Tax loss carryforwards	544	494
Tax credit carryforwards	948	873
Valuation allowances	582	545
Future Income Tax Benefits	3,794	5,705
Other Asset Basis Differences	3,415	5,376
Other items, net	411	364
Future Income Taxes Payable	3,826	$ 5,740
Tax Credit Carryforwards	948
Tax Loss Carryforwards	2,826
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	22
Tax Loss Carryforwards	307
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	33
Tax Loss Carryforwards	218
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	269
Tax Loss Carryforwards	359
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	624
Tax Loss Carryforwards	$ 1,942